Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Investments [Line Items]
Schedule of assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurement Using Significant Other
	Observable Inputs (Level 2)
	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
Short-term investments	1,113,536	1,223,547	187,517
Long-term investments	282,995	6,819	1,045

	Fair Value Measurement Using
	Unobservable Inputs (Level 3)
	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
Short-term investments	114,043	—	—
Long-term investments	711,927	71,506	10,959
Contingent consideration for acquisitions - short term	19,273	7,696	1,179
Contingent consideration for acquisitions - long term	10,947	3,054	468

Schedule of roll forward of major Level 3 investments

The roll forward of major Level 3 investments are as following:

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
Fair value of Level 3 investment at the beginning of the year	1,100,080	825,970	126,585
Addition	494,100	—	—
Decrease	(795,587)	(754,013)	(115,557)
Change in fair value of the investments	27,377	(451)	(69)
Fair value of Level 3 investment at the end of the year	825,970	71,506	10,959

Schedule of roll forward of contingent consideration for acquisitions

The roll forward of contingent consideration for acquisitions is as below:

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of the year	36,456	30,220	4,631
Addition	7,341	—	—
Net change in fair value	344	(5,451)	(835)
Payment	(13,921)	(14,019)	(2,149)
Balance at the end of the year	30,220	10,750	1,647

Schedule of cash, cash equivalents and restricted cash

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2(d))
Cash and cash equivalents	560,356	295,463	213,538	32,726
Restricted cash	270,670	327,052	50,566	7,750
Total	831,026	622,515	264,104	40,476

Schedule of allowance for doubtful accounts

The following table summarized the details of the Group’s allowance for credit losses related to accounts receivables:

	For the Years Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	16,905	20,204	48,647	7,455
Cumulative effect of adoption of new accounting standard	—	—	1,833	281
Provision for doubtful accounts	4,200	30,023	56,747	8,697
Reversal	(901)	(1,580)	(837)	(128)
Write-offs	—	—	(14,968)	(2,294)
Balance at the end of year	20,204	48,647	91,422	14,011

Schedule of estimated useful lives of property and equipment

Category	Estimated useful life
Computers and equipment	3 - 5 years
Buildings	16 - 20 years
Furniture and fixtures	3 - 5 years
Vehicles	3 - 5 years
Software	5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful life of the asset ranging from 1 – 9 years

The Affiliated Entities [Member]
Schedule of Investments [Line Items]
Schedule of financial statement amounts and balances of the Affiliated Entities were included in the consolidated financial statements

The following assets, liabilities, revenues and loss of the Affiliated Entities were included in the consolidated financial statements as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB	US$(Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	126,096	115,737	17,737
Restricted cash	318,826	49,068	7,520
Short-term investments	831,256	685,773	105,099
Accounts receivable, net	284,469	153,844	23,578
Intercompany receivables	870,818	504,780	77,361
Prepayments and other current assets	534,144	238,020	36,478
Total current assets	2,965,609	1,747,222	267,773

Non-current assets
Long-term investments	1,009,049	232,068	35,566
Property and equipment, net	129,469	46,346	7,103
Intangible assets, net	91,953	61,682	9,453
Operating lease right-of-use assets, net	68,193	37,182	5,698
Goodwill	185,004	185,004	28,353
Other non-current assets	82,422	83,328	12,771
Total non-current assets	1,566,090	645,610	98,944
Total assets	4,531,699	2,392,832	366,717

LIABILITIES
Current liabilities
Short-term borrowings	184,000	251,685	38,572
Accounts and notes payable	1,149,051	604,766	92,684
Intercompany payable	5,241,312	5,293,093	811,202
Salary and welfare payable	81,144	38,397	5,885
Taxes payable	6,519	3,384	519
Advances from customers	1,104,505	192,965	29,573
Operating lease liabilities, current	30,779	9,527	1,460
Accrued expenses and other current liabilities	794,633	632,528	96,939
Total current liabilities	8,591,943	7,026,345	1,076,834
Non-current liabilities
Operating lease liabilities, non-current	42,155	30,108	4,614
Deferred tax liabilities	20,112	12,019	1,842
Total non-current liabilities	62,267	42,127	6,456
Total liabilities	8,654,210	7,068,472	1,083,290

2. Principal Accounting Policies – continued

(b) Principles of Consolidation – continued

	For the Years Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2(d))
Net revenues	1,524,924	1,181,747	485,702	74,437
Net loss	(29,031)	(334,832)	(509,406)	(78,070)
Net cash provided by/(used in) operating activities	31,282	(505,492)	(849,609)	(130,208)
Net cash (used in)/provided by investing activities	(465,029)	(246,340)	901,947	138,229
Net cash provided by/(used in) financing activities	569,565	680,822	(332,455)	(50,951)